ROPES & GRAY LLP 191 NORTH WACKER DRIVE 32nd FLOOR CHICAGO, ILLINOIS 60606-4302 WWW.ROPESGRAY.COM

Matthew A. Brunmeier T +1 312 845 1376 matthew.brunmeier@ropesgray.com

November 16, 2017

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0505

Re:	Calamos Long/Short Equity & Income 2028 Term Trust (the “Trust”) (File Nos. 333-220591 and 811-23295)

Ladies and Gentlemen:

On behalf of the Trust, we are filing today, pursuant to the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, by electronic submission via EDGAR, Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 (the “Amendment”). This Amendment is being filed for the purposes of responding to comments from the staff of the Securities and Exchange Commission, filing exhibits, completing certain open information and to make certain other nonmaterial changes. This Amendment has been marked to indicate changes made from the Trust’s initial Registration Statement on Form N-2, filed on September 22, 2017.

No fees are required in connection with this filing. If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (312) 845-1376.

Very truly yours,

/s/ Matthew A. Brunmeier
Matthew A. Brunmeier

cc:	John P. Calamos, Sr.
J. Christopher Jackson, Esq.
Paulita Pike, Esq.
Rita Rubin, Esq.